Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Other Current Liabilities

Other current liabilities as of March 31, 2013 and 2014 consist of the following:

	Yen in millions
	March 31
	2013	2014
Accounts payable for property, plant and equipment	¥10,354	¥9,857
Advances received	6,437	7,152
Income taxes payable	4,013	4,557
Other	11,628	11,576

	¥32,432	¥33,142